Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Statement of comprehensive income [abstract]
Net income	$ 865.4	$ 794.6
Items that will be reclassified subsequently to net income
Net changes in fair value of derivatives designated as cash flow hedges	31.6	11.5
Net changes in unrealized gain (loss) on translation of foreign operations	11.5	(38.7)
Income tax expense	(8.4)	(2.6)
Other comprehensive income,will be reclassified subsequently to net income	34.7	(29.8)
Items that will not be reclassified subsequently to net income
Actuarial gains on defined benefit pension plans	63.8	63.8
Loss on fair value of restricted investments	(1.6)	(0.2)
Income tax expense	(15.7)	(18.1)
Other comprehensive income,will not be reclassified subsequently to net income	46.5	45.5
Total other comprehensive income	81.2	15.7
Total comprehensive income	946.6	810.3
Attributable to shareholders	944.2	809.9
Attributable to non-controlling interest	$ 2.4	$ 0.4